Leases - Schedule of Summarizes the Maturity of Operating Lease Liabilities (Details)	Dec. 31, 2024 USD ($)
Schedule of Summarizes the Maturity of Operating Lease Liabilities [Abstract]
2025	$ 81,965
Total lease payments	81,965
Less: imputed interest	(3,149)
Total lease liabilities	$ 78,817